Related Party Transactions - Receivables (payables) with SeaMex joint venture (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Nov. 30, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Seller's credit	$ 565	$ 547
SeaMex Limited [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Seller's credit	250	250		$ 250
Loan to related party	45	45	$ 45
Interest on long-term funding and seller's credit	62	50
Other payables	(1)	(3)
Other Receivables [Member] | SeaMex Limited [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Other receivables	$ 39	$ 32